Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cash and Cash Equivalents

	2022 £m	2021 £m

Cash at bank and in hand	879	1,427

Short-term deposits	2,844	2,847

	3,723	4,274